SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/x /

Pre-Effective Amendment No. __	/ /

Post-Effective Amendment No. 19	/x /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/x /

Amendment No. 20	/x /

AEGIS VALUE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201
(Address of Principal Executive Offices)

Registrant's Telephone Number: (703) 528-7788

Mr. Scott L. Barbee
1100 North Glebe Road, Suite 1040
Arlington, Virginia 22201
(Name and Address of Agent for Service)

With Copies to:
Paul M. Miller, Esq.
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

 /X/           immediately upon filing pursuant to paragraph (b)
 /   /           60 days after filing pursuant to paragraph (a)(1)
 /   /           75 days after filing pursuant to paragraph (a)(2)
 /   /           on (date) pursuant to paragraph (b)
 /   /           on (date) pursuant to paragraph (a)(1)
 /   /           on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arlington in the Commonwealth of Virginia on the 6th day of January, 2012.

AEGIS VALUE FUND, INC.

By:	/s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Trustee	January 6, 2012
Scott L. Barbee	(Principal Executive Officer)

/s/ Sarah Q. Zhang	Secretary, Treasurer	January 6, 2012
Sarah Q. Zhang	(Principal Financial Officer)

Trustees:

Eskander Matta*
David A. Giannini*
V. Scott Soler*

*	By:	/s/ Scott L. Barbee	January 6, 2012
Scott L. Barbee
Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase